Condensed separate financial information of HeadHunter Group PLC (Details) ₽ in Millions	Dec. 31, 2022 RUB (₽)
Minimum
Disclosure of subsidiaries [line items]
Restricted net assets as a percentage of total net assets	25.00%
Separate
Disclosure of subsidiaries [line items]
Restricted net assets	₽ 7,111
Restricted net assets as a percentage of total net assets	104.00%